Share based payments - Category (Details)	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares
Subscription rights
Total warrants outstanding	6,929,111	5,541,117	4,626,782	3,970,807
Exercise Price | € / shares	€ 104.0	€ 70.1	€ 53.3	€ 39.3
Non-executive directors
Subscription rights
Total warrants outstanding	157,560	222,600	216,780
Executive team
Subscription rights
Total warrants outstanding	2,101,874	2,171,874	2,139,374
Other
Subscription rights
Total warrants outstanding	4,669,677	3,146,643	2,270,628